Financial Instruments - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 5,581	$ 9,780
12-month ECL [Member] | Low Risk [Member] | Deposits [Member]
Disclosure of credit risk exposure [line items]
Financial assets		14
12-month ECL [Member] | Low Risk [Member] | Accounts receivable [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,305
12-month ECL [Member] | A3 to Aa2 [Member] | Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,276	$ 9,766